19-Non-Recurring Operating Expenses	12 Months Ended
Dec. 31, 2011
19-Non-Recurring Operating Expenses [Text Block]	19—NON-RECURRING OPERATING EXPENSES In 2011, 2010 and 2009, there were no non-recurring expenses.